Balance Sheet - Prairie Operating Co LLC [Member]	Dec. 31, 2022 USD ($)
Current Assets
Cash	$ 79,845
Total Current Assets	79,845
Other Assets
Deferred transaction costs	1,760,665
Total Assets	1,840,510
Current Liabilities
Total Current Liabilities	2,222,030
Total Long-Term Liabilities
Total Liabilities	2,222,030
Commitments and contingencies (Note 4)
Members’ Deficit	(381,520)
Total Members’ Deficit	(381,520)
Total Liabilities and Members’ Deficit	1,840,510
Nonrelated Party [Member]
Current Liabilities
Accrued expenses – related party	2,219,946
Related Party [Member]
Current Liabilities
Accrued expenses – related party	$ 2,084